Equity instruments measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity instruments measured at fair value [line Items]
Opening balance	$ 51,610
Closing balance	0	$ 51,610
Non-current assets held for sale [member]
Disclosure of equity instruments measured at fair value [line Items]
Opening balance	51,610	913,488
Fair value adjustments	(7,828)	126,205
Proceeds from sale of shares	(56,930)	(966,715)
Profit (loss) on sale of shares	13,236	(21,368)
Transfers	(88)	0
Closing balance	$ 0	$ 51,610